Segment Reporting - Narrative (Details) - Segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Number of operating segments	3
US Federal Government | Customer Concentration Risk | Revenues
Concentration Risk [Line Items]
Concentration risk, percent	18.00%	17.00%	16.00%